List of subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
List of subsidiaries
Summary of list of subsidiaries

	Ownership Interest	Ownership Interest
	June 30, 2021	December 31, 2020
	%	%
Name
Topland Management Ltd	—	100
Flow Research S.L.	100	100
NX Online LLC	100	—
NX Studio LLC	100	—
NHW Ltd	100	—

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2020	2019
Name	%	%
Topland Management Ltd	100	100
Flow Research S.L.	100	100